INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS, NET [Abstract]
Finite-Lived Intangible Assets
	As of December 31, 2016
	Gross Carrying	Accumulated		Net Carrying
Items	Amount	Amortization	Impairment Loss	Amount
	US$	US$	US$	US$
Computer software	5,560	(3,807)	—	1,753
Domain name use right	1,550	(853)	—	697
Customer relationship	18,322	(10,710)	(1,413)	6,199
Non-compete agreement	1,122	(945)	—	177
User base	4,685	(4,669)	—	16
Technology	10,413	(6,843)	(2,323)	1,247
Game	10,894	(5,936)	—	4,958
Licenses	2,148	(2,148)	—	—
Trademark	1,933	(512)	—	1,421
Total	56,627	(36,423)	(3,736)	16,468

	As of December 31, 2015
	Gross Carrying	Accumulated		Net Carrying
Items	Amount	Amortization	Impairment Loss	Amount
	US$	US$	US$	US$
Computer software	5,603	(2,967)	—	2,636
Domain name use right	1,558	(702)	—	856
Customer relationship	12,489	(7,377)	—	5,112
Non-compete agreement	1,316	(553)	—	763
User base	5,005	(4,516)	—	489
Technology	12,980	(6,269)	—	6,711
Game	11,688	(2,183)	—	9,505
Licenses	2,295	(1,810)	—	485
Trademark	3,588	(627)	—	2,961
Total	56,522	(27,004)	—	29,518

Acquired Finite-Lived Intangible Assets by Major Class
Estimated weighted average useful life
Customer relationships	4.2 years
Non-compete agreement	2.2 years
User base	1.8 years
Technology	4.7 years
Game	2.9 years
Software	4.1 years
Trademark	10.0 years
License	2.8 years

Future Amortization Expense of Finite-Lived Intangible Assets
Amount
US$
For the year ending December 31,
2017	5,941
2018	4,710
2019	3,048
2020	2,013
2021	290
2022 and thereafter	466
Total	16,468